POST-EMPLOYMENT BENEFITS - Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
POST-EMPLOYMENT BENEFITS
Actuarial (gains) / losses deriving from changes in financial assumptions	€ 43	€ 46	€ (24)
Actuarial (gains) / losses deriving from experience adjustments	(1)	(2)	(2)
Included in other comprehensive income	42	44	(26)
Interest income	34	36	33
Included in the consolidated statements of profit or loss	34	36	33
Total included in the consolidated statements of profit or loss and other comprehensive income (loss)	€ 76	€ 80	€ 7